Selling, general and administrative expenses	12 Months Ended
Mar. 31, 2018
Disclosure Of Selling, General And Administrative Expenses [Abstract]
Disclosure of general and administrative expense [text block]
25.	Selling, general and administrative expenses

	Year ended
	March 31, 2018	March 31, 2017	March 31, 2016

Personnel expenses	1,441,496	1,236,206	1,057,439
Marketing and promotion expenses	301,072	278,638	288,164
Administrative and other expenses*	2,652,246	2,476,429	2,133,684
	4,394,814	3,991,273	3,479,287

* Includes net foreign exchange loss of Nil, Nil and ₹ 6,218 for the years ended March 31, 2018, 2017 and 2016 respectively